Debt Obligations - Components (Details) - Sunlight - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	May 31, 2019
Line of Credit Facility [Line Items]
Outstanding face amount/Carrying value	$ 20,613		$ 14,625	$ 14,625	$ 10,977	$ 8,166	$ 11,811
Recourse percentage of debt	100.00%
Revolving credit facility
Line of Credit Facility [Line Items]
Outstanding face amount/Carrying value	$ 20,613
Carrying Value	20,613			14,625
Maximum Facility Size	$ 30,000	$ 30,000						$ 15,000
Debt Instrument, Term	1 year 9 months 18 days
Weighted average funding cost	5.90%
Revolving credit facility | Other assets
Line of Credit Facility [Line Items]
Unamortized deferred financing costs	$ 500			$ 0